GROUP STRUCTURE (Details 2) - Greenwind [Member] $ in Millions	Aug. 12, 2022 USD ($)
IfrsStatementLineItems [Line Items]
Consideration transferred	$ (20.5)
Fair value of the previous interest in Greenwind	(20.4)
Total	(40.9)
Property, plant and equipment	127.7
Intangible assets - Customer contract	31.6
Financial assets at fair value	24.4
Trade receivables	6.3
Other assets	0.1
Cash and cash equivalents	3.1
Borrowings	(89.3)
Deferred tax liabilities	(54.3)
Income tax liabilities	(4.4)
Trade and other payables	(2.0)
Provisions	(1.4)
Tax liabilities	(0.9)
Total acquisition price allocation	$ 40.9